EARNINGS PER SHARE (EPS) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator for EPS:
Net income	$ 2,396	$ 62	$ 5,849
Denominator for EPS:
Weighted average shares outstanding - basic	8,848,028	8,828,444	8,808,344
Dilutive shares	61,044	2,320	2,345
Weighted average shares outstanding - diluted	8,909,072	8,830,764	8,810,689
EPS
Basic and diluted	$ 0.27	$ 0.01	$ 0.66
Anti-dilutive options excluded from calculation of diluted income (loss) per share	105,000	220,000	295,000